Shareholder Report, Line Graph (Details) - USD ($)		11 Months Ended	12 Months Ended	23 Months Ended	35 Months Ended	47 Months Ended	59 Months Ended	71 Months Ended
	Sep. 26, 2019	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000214506 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Shares
Accumulated Value	$ 10,000	$ 10,629		$ 11,497	$ 9,932	$ 10,671	$ 12,044	$ 12,917
C000214509 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class R6 Shares
Accumulated Value	10,000	10,629		11,496	9,930	10,686	12,066	12,945
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Accumulated Value	10,000	10,653.547		10,708.84317	8,822.859539	8,814.626929	9,422.714545	9,749.722315
ICE BofA Global High Yield Constrained USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA Global High Yield Constrained USD Hedged Index
Accumulated Value	10,000	10,381.757		11,370.01514	9,924.466659	10,657.06399	12,084.39548	13,117.43728
Lipper Global High Yield Funds [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Lipper Global High Yield Funds
Accumulated Value	$ 10,000	$ 10,159.15		$ 11,172.27123	$ 9,909.704034	$ 10,587.7458	$ 11,872.13466	$ 12,785.26802